October 2, 2002

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filings - Rule 497(j)

Re:   The Dreyfus Premier Third Century Fund, Inc.
      CIK No. 030167
      1940 Act File No. 811-2192
      Registration Statement File No. 2-40341

Dear Sir/Ma'am:

      Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 50 to the Registration Statement, electronically filed with the Securities and Exchange Commission on September 25, 2002.

      Please address any comments or questions to the undersigned at (212) 922-6833.

                                                        Very truly yours,



                                                        /s/ Elizabeth Larkin
                                                        Elizabeth Larkin
                                                        Paralegal
EL:dp